Earnings Per Common Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Redeemable common units (in shares)									16,925,000	17,649,000	18,793,000
Basic Earnings:
Income from continuing operations attributable to Boston Properties Limited Partnership, Income (Numerator)	$ 81,412	$ 84,348	$ 505,396	$ 44,445	$ 76,295	$ 65,375	$ 96,836	$ 55,133	$ 700,151	$ 286,350	$ 306,276
Net income attributable to Boston Properties Limited Partnership, Units (Denominator) (in shares)									169,126,000	167,769,000	164,486,000
Income from continuing operations attributable to Boston Properties Limited Partnership, Per Unit Amount (in dollars per share)									$ 4.14	$ 1.70	$ 1.86
Discontinued operations attributable to Boston Properties Limited Partnership, Income (Numerator)									141,365	48,251	10,876
Discontinued operations attributable to Boston Properties Limited Partnership, Per Unit Amount (in dollars per share)									$ 0.84	$ 0.29	$ 0.07
Allocation of undistributed earnings to participating securities									(178)
Allocation of undistributed earnings to participating securities ($ per shares)									$ (0.01)
Net income attributable to Boston Properties Limited Partnership									841,338	334,601	317,152
Net income (in dollars per share)	$ 0.60	$ 1.03	$ 2.97	$ 0.36	$ 0.45	$ 0.39	$ 0.81	$ 0.34	$ 4.97	$ 1.99	$ 1.93
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes, Income (Numerator)									0	0	0
Stock Based Compensation and Exchangeable Senior Notes, Units (Denominator) (in shares)									320,000	591,000	525,000
Stock Based Compensation and Exchangeable Senior Notes, Per Unit Amount (in dollars per share)									$ 0.00	$ 0.00	$ (0.01)
Diluted Earnings:
Diluted Earnings: Net income, Income (Numerator)									$ 841,338	$ 334,601	$ 317,152
Diluted Earnings: Net income, Units (Denominator) (in shares)									169,446,000	168,360,000	165,011,000
Diluted Earnings: Net income, Per Unit Amount (in dollars per share)	$ 0.60	$ 1.02	$ 2.96	$ 0.36	$ 0.45	$ 0.39	$ 0.81	$ 0.34	$ 4.97	$ 1.99	$ 1.92